INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [abstract]
INVESTMENTS IN SUBSIDIARIES

NOTE 14 - INVESTMENTS IN SUBSIDIARIES

(a)	Investments in subsidiaries

The Company has investments in companies recognized as investments in subsidiaries. All the companies defined as subsidiaries have been consolidated within the financial statements of LATAM Airlines Group S.A. and Subsidiaries. The consolidation also includes special-purpose entities.

Detail of significant subsidiaries and summarized financial information:

			Ownership
			As of	As of
	Country of	Functional	December 31,	December 31,
Name of significant subsidiary	incorporation	currency	2018	2017
			%	%
Lan Perú S.A.	Peru	US$	70.00000	70.00000
Lan Cargo S.A.	Chile	US$	99.89803	99.89803
Lan Argentina S.A.	Argentina	ARS	99.86560	99.86560
Transporte Aéreo S.A.	Chile	US$	100.00000	100.00000
Aerolane Líneas Aéreas Nacionales del Ecuador S.A.	Ecuador	US$	100.00000	100.00000
Aerovías de Integración Regional, AIRES S.A.	Colombia	COP	99.19061	99.19061
TAM S.A.	Brazil	BRL	99.99938	99.99938

The consolidated subsidiaries do not have significant restrictions for transferring funds to controller.

Summary financial information of significant subsidiaries

							Results for the year
	Statement of financial position as of December 31, 2018						ended December 31, 2018
	Total	Current	Non-current	Total	Current	Non-current		Net
Name of significant subsidiary	Assets	Assets	Assets	Liabilities	Liabilities	Liabilities	Revenue	Income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Lan Perú S.A.	417,767	379,490	38,277	407,570	406,157	1,413	1,161,205	1,652
Lan Cargo S.A.	511,275	243,499	267,776	334,498	292,153	42,345	269,783	(34,401)
Lan Argentina S.A.	243,173	235,919	7,254	239,127	236,702	2,425	254,069	(148,032)
Transporte Aéreo S.A.	330,777	72,597	258,180	128,428	27,440	100,988	304,084	(17,847)
Aerolane Líneas Aéreas Nacionales del Ecuador S.A.	106,487	96,564	9,923	95,860	89,819	6,041	234,169	(1,135)
Aerovías de Integración Regional, AIRES S.A.	116,118	55,865	60,253	77,746	69,149	8,597	291,827	(5,068)
TAM S.A. (*)	4,304,126	2,007,830	2,296,296	3,013,831	1,727,151	1,286,680	4,650,526	(12,538)

							Results for the year
	Statement of financial position as of December 31, 2017						ended December 31, 2017
	Total	Current	Non-current	Total	Current	Non-current		Net
Name of significant subsidiary	Assets	Assets	Assets	Liabilities	Liabilities	Liabilities	Revenue	Income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Lan Perú S.A.	315,607	294,308	21,299	303,204	301,476	1,728	1,046,423	1,205
Lan Cargo S.A.	584,169	266,836	317,333	371,934	292,529	79,405	264,544	(30,220)
Lan Argentina S.A.	198,951	166,445	32,506	143,731	139,914	3,817	387,557	(41,636)
Transporte Aéreo S.A.	324,498	30,909	293,589	104,357	36,901	67,456	317,436	2,172
Aerolane Líneas Aéreas Nacionales del Ecuador S.A.	96,407	66,166	30,241	84,123	78,817	5,306	219,039	3,722
Aerovías de Integración Regional, AIRES S.A.	138,138	64,160	73,978	91,431	80,081	11,350	279,414	526
TAM S.A. (*)	4,490,714	1,843,822	2,646,892	3,555,423	2,052,633	1,502,790	4,621,338	160,582

							Results for the year
	Statement of financial position as of December 31, 2016						ended December 31, 2016
	Total	Current	Non-current	Total	Current	Non-current		Net
Name of significant subsidiary	Assets	Assets	Assets	Liabilities	Liabilities	Liabilities	Revenue	Income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Lan Perú S.A.	306,111	283,691	22,420	294,912	293,602	1,310	967,787	(2,164)
Lan Cargo S.A.	480,908	144,309	336,599	239,728	211,395	28,333	266,296	(24,813)
Lan Argentina S.A.	216,331	194,306	22,025	200,172	197,330	2,842	371,896	(29,572)
Transporte Aéreo S.A.	340,940	36,986	303,954	124,805	59,668	65,137	297,247	8,206
Aerolane Líneas Aéreas Nacionales del Ecuador S.A.	89,667	56,064	33,603	81,101	75,985	5,116	219,676	(1,281)
Aerovías de Integración Regional, AIRES S.A.	129,734	55,132	74,602	85,288	74,160	11,128	277,503	(13,675)
TAM S.A. (*)	5,287,286	1,794,189	3,493,097	4,710,308	2,837,620	1,872,688	4,145,951	2,107

(*) Corresponds to consolidated information of TAM S.A. and Subsidiaries

(b)	Non-controlling

			As of	As of	As of	As of
Equity		Country	December 31,	December 31,	December 31,	December 31,
	Tax No.	of origin	2018	2017	2018	2017
			%	%	ThUS$	ThUS$

Lan Perú S.A	0-E	Peru	30.00000	30.00000	3,063	3,722
Lan Cargo S.A. and Subsidiaries	93.383.000-4	Chile	0.10196	0.10196	(100)	849
Promotora Aérea Latinoamericana S.A. and Subsidiaries	0-E	Mexico	0.00000	51.00000	-	4,578
Inversora Cordillera S.A. and Subsidiaries	0-E	Argentina	0.13940	0.13940	8,684	3,502
Lan Argentina S.A.	0-E	Argentina	0.02890	0.02842	(472)	79
Americonsult de Guatemala S.A.	0-E	Guatemala	1.00000	1.00000	1	1
Americonsult S.A. and Subsidiaries	0-E	Mexico	0.20000	0.20000	1	-
Americonsult Costa Rica S.A.	0-E	Costa Rica	1.00000	1.00000	11	12
Linea Aérea Carguera de Colombiana S.A.	0-E	Colombia	10.00000	10.00000	(462)	(520)
Aerolíneas Regionales de Integración Aires S.A.	0-E	Colombia	0.79880	0.80944	378	461
Transportes Aereos del Mercosur S.A.	0-E	Paraguay	5.02000	5.02000	1,740	1,324
Multiplus S.A.	0-E	Brazil	27.26000	27.26000	67,096	77,139
Total					79,940	91,147

			For the year ended			For the year ended
Incomes		Country	December 31,	December 31,	December 31,		December 31,
	Tax No.	of origin	2018	2017	2016	2018	2017	2016
			%	%	%	ThUS$	ThUS$	ThUS$

Lan Perú S.A	0-E	Peru	30.00000	30.00000	30.00000	1,012	360	(649)
Lan Cargo S.A. and Subsidiaries	93.383.000-4	Chile	0.10196	0.10196	0.10196	(395)	(4)	(7)
Promotora Aerea Latinoamericana S.A. and Subsidiaries	0-E	Mexico	0.00000	51.00000	51.00000	-	1,416	96
Inversora Cordillera S.A. and Subsidiaries	0-E	Argentina	0.13940	0.13940	0.70422	183	117	364
Lan Argentina S.A.	0-E	Argentina	0.02890	0.02842	0.13440	39	24	77
Americonsult de Guatemala S.A.	0-E	Guatemala	1.00000	1.00000	1.00000	-	-	(4)
Americonsult S.A. and Subsidiaries	0-E	Mexico	0.20000	0.20000	0.00000	2	-	-
Linea Aérea Carguera de Colombiana S.A.	0-E	Colombia	10.00000	10.00000	10.00000	58	398	(106)
Aerolíneas Regionales de Integración Aires S.A.	0-E	Colombia	0.79880	0.80944	0.80944	(41)	4	(140)
Transportes Aereos del Mercosur S.A.	0-E	Paraguay	5.02000	5.02000	5.02000	717	299	146
Multiplus S.A.	0-E	Brazil	27.26000	27.26000	27.26000	29,737	42,796	41,673
Total						31,312	45,410	41,450

(*) On September 4, 2018, LATAM Airlines Brazil send a communication to Multiplus informing it that it intends to: (i) not renew or extend the contract of the operation when it expires; and (ii) make a public offer to acquire the shares of Multiplus that are not owned by it, in order to cancel the registration of Multiplus as a public limited company in the Comissão de Valores de Mobiliários of the Federative Republic of Brazil (CVM) and delist it from the Novo Mercado de B3. This process is subject to the approval of the Brazilian securities regulator and the public offer for the acquisition of shares is successful.